Time deposits and short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Time deposits and short-term investments.
Short-term time deposits	¥ 40,822,387		¥ 10,256,127
Short-term financial instruments	6,082,161		1,677,128
Total	¥ 46,904,548	$ 6,425,897	¥ 11,933,255